Segment Geographical Information And Major Customers (Details) - Schedule of Long-Lived Assets, Net, by Geographic Areas - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	$ 19	$ 15
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	14	12
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		1
Russia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	$ 5	$ 2